Net Income (Loss) Attributable To Common Stockholders And Unaudited Pro Forma Net Income Per Share	6 Months Ended
Jun. 30, 2011
Net Income (Loss) Attributable To Common Stockholders And Unaudited Pro Forma Net Income Per Share
Net Income (Loss) Attributable To Common Stockholders And Unaudited Pro Forma Net Income Per Share

3. Net Income (Loss) Attributable to Common Stockholders and Unaudited Pro Forma Net Income Per Share

Basic and diluted net income (loss) per share attributable to common stockholders are presented in conformity with the two-class method required for participating securities. Holders of shares of Series A, Series A-1, Series B and Series C redeemable convertible preferred stock are each entitled to receive 8% per annum non-cumulative dividends, payable prior and in preference to any dividends on common stock. In addition, the holders of restricted common stock are entitled to receive non-forfeitable dividends if declared.

Under the two-class method, basic net income per share attributable to common stockholders is computed by dividing the net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period shares of Series A, Series A-1, Series B and Series C redeemable convertible preferred stock non-cumulative dividends, among common stockholders, restricted stockholders and Series A, Series A-1, Series B and Series C redeemable convertible preferred stockholders. Diluted net income per share attributable to common stockholders is computed by using the weighted-average number of shares of common stock outstanding, including potential dilutive shares of common stock, assuming the dilutive effect of outstanding stock options using the treasury stock method.

Unaudited pro forma basic and diluted net income per share were computed to give effect to the shares of restricted stock outstanding as of the original date of issuance and the conversion of the Series A, Series A-1, Series B and Series C redeemable convertible preferred stock into common stock using the as-if converted method as though the conversion had occurred as of January 1, 2010 or the original date of issuance, if later.

The following table presents the calculation of basic and diluted net income (loss) per share attributable to common stockholders and pro forma basic diluted net income per share:

	Period from (July 15, 2008) to December 31, 2008	Years Ended December 31,		Six Months Ended June 30,
		2009	2010	2010	2011
				(unaudited)
Numerator:
Net income (loss)	$(5,150)	$1,934	$13,871	$6,441	$14,361
Less: Allocation of net income to participating shares	—	1,934	12,479	5,879	8,754

Numerator for basic calculation	(5,150)	—	1,392	562	5,607
Undistributed earnings re-allocated to common stock holders	—	—	279	108	484

Numerator for diluted calculation	$(5,150)	$—	$1,671	$670	$6,091

Denominator:
Denominator for basic calculation, weighted-average number of shares of common stock outstanding	576	2,148	5,747	5,153	18,141
Dilutive effect of options using treasury-stock method	—	21	1,417	1,187	3,046

Denominator for diluted calculation	576	2,169	7,164	6,340	21,187

Net income (loss) per common share:
Basic net income (loss) per share of common stock	$(8.94)	$—	$0.24	$0.11	$0.31

Diluted net income (loss) per share of common stock	$(8.94)	$—	$0.23	$0.11	$0.29

Shares used in computing pro forma net income per share:
Basic:
Basic weighted-average common shares			5,747		10,605
Add assumed conversion of redeemable convertible preferred shares			25,810		26,230
Add restricted stock			5,529		3,741

Shares used in computing pro forma basic net income per share (unaudited)			37,086		40,576
Diluted:
Diluted weighted-average common shares			7,164		13,651
Add assumed conversion of redeemable convertible preferred shares			25,810		26,230
Add restricted stock			5,529		3,741

Shares used in computing pro forma diluted net income per share (unaudited)			38,503		43,622
Pro forma net income per share (unaudited)
Basic			$0.37		$0.35

Diluted			$0.36		$0.33

For the period from inception (July 15, 2008) to December 31, 2008, the years ended December 31, 2009 and 2010, and the six months ended June 30, 2010 and 2011, the following securities were not included in the calculation of diluted shares outstanding, as the effect would have been anti-dilutive (in thousands):

	Period from (July 15, 2008) to December 31, 2008	Years Ended December 31,		Six Months Ended June 30,
		2009	2010	2010	2011
				(unaudited)
Weighted-average outstanding options	698	291	—	—	—
Weighted-average redeemable convertible preferred stock	6,585	19,466	25,810	25,741	18,694
Weighted-average common stock subject to repurchase	8,377	9,061	5,529	6,165	3,741